CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated other comprehensive income (loss) [1]	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of fiscal year at Mar. 31, 2023		¥ 5,832,729	¥ 2,442,153	¥ 649,395	¥ (8,786)		¥ 809,643
Performance-based stock compensation program		585
Change in ownership interests in consolidated subsidiaries		463
Other		(117)
Other			412
Net income attributable to MHFG shareholders	¥ 912,473		912,473
Dividends declared			(234,802)
Change during year	336,163			335,184
Purchases of treasury stock					(3,384)
Disposal of treasury stock					2,767
Transactions between the MHFG Group and the noncontrolling interest shareholders							(575,476)
Dividends paid to noncontrolling interests							(18,549)
Net income (loss) attributable to noncontrolling interests	285,519						285,519
Other							979
Balance at end of fiscal year at Mar. 31, 2024	¥ 10,431,187	5,833,660	¥ 3,120,236	984,578	(9,403)	¥ 9,929,071	502,116
Performance-based stock compensation program		¥ 10
Cancellation of common stock	25,492,100	(34,670)	(65,330)
Other		¥ 3
Net income attributable to MHFG shareholders	¥ 593,393		¥ 593,393
Dividends declared			(304,603)
Change during year	(51,591)			(52,799)
Purchases of treasury stock					(102,921)
Disposal of treasury stock					2,862
Transactions between the MHFG Group and the noncontrolling interest shareholders							24,445
Dividends paid to noncontrolling interests							(9,223)
Net income (loss) attributable to noncontrolling interests	(33,637)						(33,637)
Other							1,208
Cancellation of treasury stock					100,000
Balance at end of fiscal year at Mar. 31, 2025	¥ 10,549,924	5,799,003	¥ 3,343,695	931,779	(9,462)	10,065,015	484,909
Performance-based stock compensation program		1,192
Change in ownership interests in consolidated subsidiaries		¥ 0
Cancellation of common stock	23,909,200	(32,850)	(67,150)
Other		¥ 5
Other			¥ 233
Net income attributable to MHFG shareholders	¥ 1,158,031		1,158,031
Dividends declared			(368,911)
Change during year	405,882			406,133
Purchases of treasury stock					(404,325)
Disposal of treasury stock					2,259
Transactions between the MHFG Group and the noncontrolling interest shareholders							(23,090)
Dividends paid to noncontrolling interests							(11,130)
Net income (loss) attributable to noncontrolling interests	167,983						167,983
Other							(252)
Cancellation of treasury stock					100,000
Balance at end of fiscal year at Mar. 31, 2026	¥ 11,478,053	¥ 5,767,350	¥ 4,065,899	¥ 1,337,912	¥ (311,529)	¥ 10,859,633	¥ 618,420

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”